Shareholder Report, Holdings (Details) - C000226900 [Member]	Sep. 30, 2024
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity National Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Dick's Sporting Goods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
National Storage Affiliates Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%